Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Notes	2024	2023
Net book value		€	€
As of January 1,		223,678	193,474
Additions		538,085	90,051
Depreciation expenses	4	(94,763)	(59,847)
As of December 31,		667,000	223,678

		2024	2023
Cumulative depreciation		€	€
As of January 1,		(125,373)	(65,526)
Depreciation		(94,763)	(59,847)
As of December 31,		(220,136)	(125,373)

		2024	2023
Cumulative Costs		€	€
As of January 1,		349,051	259,000
Additions		538,085	90,051
As of December 31,		887,136	349,051